CONDENSED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,430,179)	$ (1,200,576)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	7,941	8,203
Stock based compensation	51,883	133,997
Beneficial conversion feature		(4,584)
Loss on change in derivative liability	2,645,222	188,261
Amortization of debt discount recognized as interest expense	159,874	307,442
Changes in Assets and Liabilities
Prepaid expenses	(37,317)	3,220
Accounts payable	6,317	(8,588)
Accrued expenses	124,125	118,050
NET CASH USED IN OPERATING ACTIVITIES	(472,134)	(454,575)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(844)
Patent expenditures	(38,732)	(5,808)
NET CASH USED IN INVESTING ACTIVITIES	(39,576)	(5,808)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes	500,000	177,500
Proceeds from issuance of common stock, net of issuance cost		398,291
NET CASH PROVIDED IN FINANCING ACTIVITIES	500,000	575,791
NET INCREASE/(DECREASE) IN CASH	(11,710)	115,408
CASH, BEGINNING OF PERIOD	158,350	42,942
CASH, END OF PERIOD	146,640	158,350
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	529	597
Taxes paid
SUPPLEMENTAL SCHEDULE OF NON-CASH TRANSACTIONS
Accrued salaries exchanged for promissory notes	128,000
Common stock issued for convertible notes and accrued interest	$ 146,000	$ 436,873